SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 02, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Long-term deferred revenues		$ 1,158	$ 988
Deferred revenues expected recongnized period		over the next 12 years
Increase of deferred revenues	$ 249
Increase of accumulated deficit	$ 249
Unearned amounts from customers not yet recognized		$ 1,356